Shareholder Report, Line Graph (Details) - USD ($)		11 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended	71 Months Ended	83 Months Ended	95 Months Ended	107 Months Ended	119 Months Ended
	Nov. 16, 2015	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
GreenFi Redwood Fund
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,810	$ 13,480	$ 15,000	$ 15,442	$ 16,981	$ 22,650	$ 18,910	$ 22,123	$ 27,233	$ 30,498
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,764	$ 12,767	$ 15,054	$ 15,694	$ 18,072	$ 23,495	$ 19,859	$ 24,152	$ 32,932	$ 38,728